Leases - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 27, 2015	Jun. 28, 2014	Jun. 29, 2013
Operating Costs and Expenses [Abstract]
Rent expenses for operating lease	$ 97.0	$ 91.1	$ 87.8